Trade and other receivables - Allowance for doubtful accounts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables, net
Opening balance	$ 291,144	$ 282,791	$ 268,654
(Recoveries) additions, net	(7,459)	16,253	14,158
Effect of business combination	474,654	0	0
Effect of change of control in subsidiaries	0	(5,517)	0
Accounts receivable write-off and uses	(8,148)	(2,383)	(21)
Closing balance	$ 750,191	$ 291,144	$ 282,791